Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Buildings and improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	3 years	3 years
Buildings and improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	5 years	5 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	3 years	3 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	10 years	10 years
Office furniture and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	3 years	3 years
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated Useful Life	5 years	5 years